Schedule of Provision for Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Loss before income taxes	$ (232,057)	$ (308,586)
Federal and provincial statutory rates	27.00%	27.00%
Tax at statutory rates	$ (62,655)	$ (83,318)
Adjusted for the effect of:
Non-deductible expenses	2,672	3,473
Non-taxable capital gains	(175)	(4,461)
Income taxed at lower rates	(42,334)	(43,232)
Impact of foreign tax rates	(2,814)	(23,658)
Withholding taxes	1,165	1,638
Taxes related to prior years	(618)	(1,227)
Other	4,738	(2,246)
Income tax recovery	$ (100,021)	$ (153,031)